SCHEDULE OF DEFERRED TAX LIABILITY (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Difference between tax and book basis of depreciation and amortization expense	$ 2,083,800	$ 966,978
Intangible assets acquired through the acquisition of One Eighty Ltd.	5,217,000	5,640,000
Less: deferred tax assets	(233,580)	(194,059)
Deferred tax liability, net	$ 7,067,220	$ 6,412,919